ACQUISITIONS AND DISPOSITIONS	12 Months Ended
Dec. 31, 2019
ACQUISITIONS AND DISPOSITIONS

4. ACQUISITIONS AND DISPOSITIONS

Acquisitions

The Company makes business acquisitions that align with its strategic business objectives. The assets and liabilities of the acquired businesses have been recorded as of the acquisition date, at their respective fair values, and are included in the Consolidated Balance Sheet. The purchase price allocation is based on estimates of the fair value of assets acquired and liabilities assumed. The aggregate purchase price of acquisitions has been reduced for any cash or cash equivalents acquired. Acquisitions during 2019, 2018 and 2017 were not significant to the Company’s consolidated financial statements; therefore, pro forma financial information is not presented.

2019 Activity

During 2019, the Company acquired Bioquell, a life sciences business which sells bio-decontamination products and services to the Life Sciences and Healthcare industries. This business became part of the Global Healthcare & Life Sciences reportable segment. During 2018, the Company deposited $179.3 million (£140.5 million) in an escrow account that was released upon closing of the transaction in February 2019. As shown within Note 6, this was recorded as restricted cash within other assets on the Consolidated Balance Sheet as of December 31, 2018.

The Company also acquired Lobster Ink, a leading provider of end-to-end online customer training solutions. This acquired business became part of the Global Institutional & Specialty reportable segment. The purchase price included an earn-out based on achievement of a revenue-based target in any of the three years following the acquisition. The acquisition date fair value of the earn-out was reflected in the total purchase consideration exchanged for the acquisition and recorded as contingent consideration liability. The earn-out has not yet been paid or settled and the contingent consideration liability is recorded within other liabilities as of December 31, 2019.

The Company also acquired Chemstar Corporation, a leading provider of cleaning and sanitizing products for the retail industry with a focus on cleaning chemicals and food safety. This acquired business became part of the Global Institutional & Specialty reportable segment.

The Company also acquired Gallay Medical & Scientific which sells, installs, and services medical equipment and associated chemistry primarily for hospitals, healthcare facilities, and dental clinics. The acquired business became part of the Global Healthcare & Life Sciences reportable segment.

Purchase accounting for these transactions is not yet complete pending finalization of certain estimated values. The amounts recorded reflect the Company’s best estimates as of December 31, 2019 and are subject to change. Annualized pre-acquisition sales for the businesses acquired in 2019 were $134 million.

There were no significant purchase price adjustments recorded in 2019 related to 2018 acquisitions.

2018 Activity

During 2018, the Company acquired a water business which provides a range of services to Nalco Water institutional customers. This acquired business became part of the Company’s Global Industrial reportable segment. In addition, the Company acquired an institutional business which provides a range of cleaning and disinfection products for the hospitality, leisure, residential care, housekeeping and janitorial sectors. These acquisitions have been accounted for using the acquisition method of accounting. In addition, there were no significant purchase price adjustments recorded in 2018 related to 2017 acquisitions.

2017 Activity

In 2017, the Company acquired a business which provides water solutions to automotive customers and a paper chemicals business. These businesses became part of the Company’s Global Industrial reportable segment. Also in 2017, the Company acquired U.S. based pest elimination businesses that provide specialized capabilities in food storage. These businesses became part of the Company’s Other reportable segment. Annualized pre-acquisition sales of the businesses acquired were approximately $120 million. In addition, there were no significant purchase price adjustments recorded in 2017 related to 2016 acquisitions.

Acquisitions

The components of the consideration exchanged for other acquisitions, excluding the Anios transaction (as further disclosed below), for transactions during 2019, 2018 and 2017, are shown in the following table.

(millions)	2019	2018	2017
Net tangible assets (liabilities) acquired and equity method investments	$(8.0)	$30.1	$21.9

Identifiable intangible assets
Customer relationships	115.7	101.5	67.0
Trademarks	24.1	3.9	2.5
Non-compete agreements	-	2.6	0.2
Other technology	48.9	6.5	7.6
Total intangible assets	188.7	114.5	77.3

Goodwill	234.8	81.9	78.9
Total aggregate purchase price	415.5	226.5	178.1

Acquisition-related liabilities and contingent considerations	(24.1)	(1.5)	(0.8)
Net consideration exchanged for acquisitions, including acquisition-
related liabilities and contingent considerations	$391.4	$225.0	$177.3

The 2019, 2018 and 2017 acquisition-related liabilities primarily consist of holdback liabilities and contingent considerations.

The weighted average useful lives of identifiable intangible assets acquired, excluding the Anios transaction were, 12,13, and 12 years as of December 31, 2019, 2018 and 2017, respectively.

Anios Acquisition

On February 1, 2017, the Company acquired Anios for total consideration of $798.3 million, including satisfaction of outstanding debt. Anios had annualized pre-acquisition sales of approximately $245 million and is a leading European manufacturer and marketer of hygiene and disinfection products for the healthcare, food service, and food and beverage processing industries. Anios provides an innovative product line that expands the solutions the Company is able to offer, while also providing a complementary geographic footprint within the healthcare market. During 2016, the Company deposited €50 million in an escrow account that was released back to the Company upon closing of the transaction in February 2017. This was recorded as restricted cash within other assets on the Consolidated Balance Sheet as of December 31, 2016.

The Company incurred certain acquisition and integration costs associated with the transaction that were expensed and are reflected in the Consolidated Statement of Income. Refer to Note 3 for additional information related to the Company’s special (gains) and charges related to such activities.

The components of the cash paid for Anios are shown in the following table.

(millions)	2017
Tangible assets	$139.8
Identifiable intangible assets
Customer relationships	252.0
Trademarks	65.7
Other technology	16.1
Total assets acquired	473.6

Goodwill	511.7

Total liabilities	187.0
Total consideration transferred	798.3

Long-term debt repaid upon close	192.8
Net consideration transferred to sellers	$605.5

Tangible assets are primarily comprised of accounts receivable of $64.8 million, property, plant and equipment of $24.7 million and inventory of $29.1 million. Liabilities primarily consist of deferred tax liabilities of $102.3 million and current liabilities of $62.5 million.

Customer relationships, trademarks and other technology are being amortized over weighted average lives of 20, 17, and 11 years, respectively.

Goodwill of $511.7 million arising from the acquisition consists largely of the synergies and economies of scale expected through adding complementary geographies and innovative products to the Company’s healthcare portfolio. The goodwill arising from the acquisition was assigned to the Global Institutional & Specialty reportable segment, the Global Healthcare & Life Sciences reportable segment and the Global Industrial reportable segments. None of the goodwill recognized is expected to be deductible for income tax purposes.

Dispositions

In November 2017, the Company completed the sale of its Equipment Care business to a third party for $132.6 million, net of working capital adjustments, costs to sell and other transaction expenses. Prior to its sale, Equipment Care provided equipment repair, maintenance, and preventative maintenance services for the commercial food service industry. Consideration received consisted of $118.8 million of cash, a note receivable of $15.0 million and a $5.0 million equity interest in the acquiring entity. The Company recognized a gain of $46.1 million ($12.4 million after tax, primarily due to non-deductible goodwill), which is recorded in special (gains) and charges in the Consolidated Statement of Income. Equipment Care sales were approximately $180 million in 2016 and were included in Other.

No dispositions were significant to the Company’s consolidated financial statements for 2019, 2018 or 2017.